Goodwill - Proportion of Recoverable amount (Details)	Dec. 31, 2025
Biopharma
Goodwill
Explicit Cash Flows	25
Terminal Value	75
Recoverable Amount	100
Bio Supplies
Goodwill
Explicit Cash Flows	25
Terminal Value	75
Recoverable Amount	100
Kiro Grifols
Goodwill
Explicit Cash Flows	19
Terminal Value	81
Recoverable Amount	100
Diagnostic
Goodwill
Explicit Cash Flows	32
Terminal Value	68
Recoverable Amount	100